Employee Benefits (Details 1) - Employees / Interger	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial:
Future salary growth	6.60%	4.80%	4.50%
Discount rate	7.10%	9.20%	7.40%
Demographic:
Number of employees	654	684	622
Age average	35 years	35 years	36 years
Longevity average	3 years	3 years	2 years